Initial Public Offering (Details) - USD ($)	1 Months Ended	3 Months Ended	7 Months Ended
	Dec. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Price per warrant (in Dollars per share)			$ 1.849
Gross proceeds of initial public offering			$ 57,500,000
Offering costs	$ 3,700,000
Deferred underwriting commissions	$ 2,000,000
Common stock, description		Each Unit consists of one share of Class A common stock, and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).	Each Unit consists of one share of Class A common stock, and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)	5,750,000
Gross proceeds of initial public offering	$ 57,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)	750,000
Price per warrant (in Dollars per share)	$ 10.00
Gross proceeds of initial public offering	$ 57,500,000